UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Utility Income Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.6%
Utilities - 82.7%
Electric Utilities - 32.5%
Allegheny Energy, Inc.	80,600	$2,128,646
American Electric Power Co., Inc.	157,559	4,952,079
Cia de Transmissao de Energia Eletrica Paulista	86,200	2,192,161
CPFL Energia SA (ADR)	32,300	1,690,582
DPL, Inc.	40,550	1,004,424
Duke Energy Corp.	129,784	2,010,354
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA-Class B	226,001	4,193,376
Entergy Corp.	88,880	7,021,520
Exelon Corp.	99,700	4,986,994
FirstEnergy Corp.	112,300	5,068,099
FPL Group, Inc.	111,500	6,264,070
ITC Holdings Corp.	79,500	3,703,110
Northeast Utilities	72,900	1,734,291
Progress Energy, Inc.	57,400	2,269,022
The Southern Co.	100,800	3,144,960

		52,363,688

Gas Utilities - 13.3%
Atmos Energy Corp.	67,100	1,827,804
EQT Corp.	160,000	6,347,200
Hong Kong & China Gas Co. Ltd.	657,000	1,424,398
New Jersey Resources Corp.	79,425	2,918,869
Oneok, Inc.	80,700	2,734,116
Questar Corp.	113,600	3,835,136
Southwest Gas Corp.	24,500	596,575
Xinao Gas Holdings Ltd.	1,140,000	1,818,098

		21,502,196

Independent Power Producers & Energy Traders - 11.5%
The AES Corp. (a)	246,400	3,368,288
AES Tiete SA	669,659	6,644,359
China Resources Power Holdings Co.	812,000	1,965,818
NRG Energy, Inc. (a)	176,900	4,749,765
Tractebel Energia SA	167,900	1,777,262

		18,505,492

Multi-Utilities - 24.4%
Centerpoint Energy, Inc.	181,600	2,251,840
CMS Energy Corp.	362,000	4,854,420
Consolidated Edison, Inc.	69,572	2,796,099
GDF Suez	64,654	2,732,810
NSTAR	164,640	5,209,209
PG&E Corp.	144,900	5,881,491

Public Service Enterprise Group, Inc.	191,500	6,064,805
Sempra Energy	116,267	5,833,115
Xcel Energy, Inc.	186,700	3,687,325

		39,311,114

Water Utilities - 1.0%
American Water Works Co., Inc.	80,300	1,614,030

		133,296,520

Telecommunication Services - 7.9%
Diversified Telecommunication Services - 5.2%
CenturyTel, Inc.	29,400	947,562
Chunghwa Telecom Co. Ltd. (ADR)	157,495	2,693,160
Qwest Communications International, Inc.	298,000	1,069,820
Verizon Communications, Inc.	51,900	1,610,976
Windstream Corp.	230,600	1,976,242

		8,297,760

Wireless Telecommunication Services - 2.7%
America Movil SAB de CV Series L (ADR)	97,000	4,379,550

		12,677,310

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
TransCanada Corp.	52,400	1,555,232
Williams Cos, Inc.	97,400	1,601,256

		3,156,488

Industrials - 1.4%
Construction & Engineering - 0.9%
Fluor Corp.	26,300	1,391,270

Electrical Equipment - 0.5%
Gamesa Corp. Tecnologica SA	40,910	898,029

		2,289,299

Consumer Discretionary - 0.7%
Media - 0.7%
Time Warner Cable, Inc.-Class A	29,533	1,090,358

Total Common Stocks (cost $132,632,475)		152,509,975

INVESTMENT COMPANIES - 1.3%
Funds and Investment Trusts - 1.3%
Tortoise Energy Capital Corp. (cost $2,079,307)	113,326	2,065,933

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 0.8%
Utility - 0.8%
Electric - 0.8%
Nisource Finance Corp.
10.75%, 3/15/16 (cost $1,113,251)	$1,095	1,282,442

	Shares
CONVERTIBLE PREFERRED STOCKS - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
FPL Group, Inc.
8.375% (cost $748,600)	15,200	780,900

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $3,813,333)	3,813,333	3,813,333

Total Investments - 99.5% (cost $140,386,966) (c)		160,452,583
Other assets less liabilities - 0.5%		729,806

Net Assets - 100.0%		$161,182,389

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of August 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,986,357 and gross unrealized depreciation of investments was $(3,920,740), resulting in net unrealized appreciation of $20,065,617.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

August 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Utilities	$118,969,859	$14,326,661	$—	$133,296,520
Telecommunication Services	12,677,310	—	—	12,677,310
Energy	3,156,488	—	—	3,156,488
Industrials	1,391,270	898,029	—	2,289,299
Consumer Discretionary	1,090,358	—	—	1,090,358
Investment Companies	2,065,933	—	—	2,065,933
Corporates - Investment Grades	—	1,282,442	—	1,282,442
Convertible Preferred Stocks	—	780,900	—	780,900
Short-Term Investments	3,813,333	—	—	3,813,333

Total Investments in Securities	143,164,551	17,288,032	—	160,452,583
Other Financial Instruments*	—	—	—	—

Total	$143,164,551	$17,288,032	$—	$160,452,583

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	October 24, 2009